Pensions and other post-employment benefits - Actuarial assumptions (Details) - item	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Actuarial assumptions analysis
Discount rate (as a percent)	3.50%	2.90%
UNITED STATES
Actuarial assumptions analysis
Discount rate (as a percent)	3.90%	3.30%
GERMANY
Actuarial assumptions analysis
Discount rate (as a percent)	1.60%	1.30%
UNITED KINGDOM
Actuarial assumptions analysis
Discount rate (as a percent)	2.70%	2.50%
Long-term rate of improvement (as a percent)	1.50%
Defined benefit plans and post-retirement benefits plans
Actuarial assumptions analysis
Discount rate (as a percent)	3.50%	2.90%
Annual rate of increase in future compensation levels (as a percent)	1.90%	1.90%
Pension growth rate (as a percent)	0.40%	0.40%
Inflation rate (as a percent)	2.10%	2.10%
Weighted average duration of defined benefit obligations	11	11
United States
Actuarial assumptions analysis
Annual rate of increase in future compensation levels (as a percent)	2.05%	2.06%
Assumed healthcare cost trend rates - assumed for next year (as a percent)	6.30%	11.50%
Assumed healthcare cost trend rates - assumed for next year (excluding post-retirement dental benefits) (as a percent)	6.40%	11.80%
Terminal growth rate (as a percent)	4.90%	4.90%
Pension
Actuarial assumptions analysis
Discount rate (as a percent)	3.90%	3.30%
Post-retirement healthcare and other
Actuarial assumptions analysis
Discount rate (as a percent)	3.70%	3.10%
Post-retirement group life
Actuarial assumptions analysis
Discount rate (as a percent)	4.00%	3.40%